Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (29,022)	$ (23,865)	$ (39,557)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	1,622	1,822	1,721
Remeasurement of warrants		(201)
Financial expenses, net	697	1,727	289
Share-based compensation expenses	2,824	3,391	4,307
Changes in assets and liabilities:
Prepaid expenses and other assets	(315)	641	1,185
Operating lease right-of-use assets	824	593	(2,431)
Operating lease liabilities	(723)	(494)	2,132
Trade payables	1,637	(369)	(3,095)
Deferred revenues			2,548
Accrued expenses and other liabilities	493	(481)	(1,416)
Net cash used in operating activities	(21,963)	(17,236)	(34,317)
Cash flows from investing activities:
Investment in bank deposits	(21,353)	(18,600)	(7,000)
Proceeds from bank deposits	21,099	22,600	25,342
Purchase of property and equipment	(76)	(196)	(1,767)
Net cash provided by investing activities	(330)	3,804	16,575
Cash flows from financing activities:
Proceeds from exercise of options		9	108
Proceeds from issuance of Ordinary shares, warrants and pre-funded warrants, net	35,863	12,710	5,011
Proceeds from long-term debt, net			11,711
Payment due to long-term debt	(3,322)	(2,618)	(402)
Payment of fees due to modification of debt	(125)	(125)
Net cash provided by financing activities	32,416	9,976	16,428
Increase (decrease) in cash, cash equivalents and restricted deposits	10,123	(3,456)	(1,314)
Cash, cash equivalents and restricted deposits at the beginning of the year	5,686	9,142	10,456
Cash, cash equivalents and restricted deposits at the end of the year	15,809	5,686	9,142
Supplemental disclosures of cash flows:
Interest paid	950	1,038	734
Cash paid during the year for income taxes	3	18	8
Supplemental disclosures of cash flow information:
Cash and cash equivalents	15,641	5,309	8,552
Restricted deposits	168	300	511
Restricted deposits included in other long-term assets		77	79
Cash, cash equivalents and restricted deposits at the end of the year	15,809	5,686	9,142
Supplemental disclosures of non-cash investing and financing information:
Property and equipment acquired by credit			100
Property and equipment paid for in prior periods			340
Right-of-use asset recognized with corresponding lease liability	1,522	241	3,528
Credit line derivative	100	127
Modification of warrants		31
Warrants issued as part of credit line	$ 115